Cover	Apr. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 13, 2026
Entity File Number	001-41558
Entity Registrant Name	Permex Petroleum Corporation
Entity Central Index Key	0001922639
Entity Tax Identification Number	98-1384682
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	2950 North Loop West
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77092
City Area Code	(713)
Local Phone Number	730-7797-8981
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false